Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
NET SALES
Total Net Sales	$ 1,321,822		$ 1,842,315		$ 2,413,805		$ 3,548,474		$ 8,402,488	$ 7,971,224
COST OF SALES
Total Cost of Sales	1,094,734		1,094,518		1,914,832		2,392,140		6,276,641	5,820,183
Gross Profit	227,088		747,797		498,973		1,156,334		2,125,847	2,151,041
OPERATING EXPENSES
Sales and Marketing	1,971,923		1,297,796		3,287,310		2,487,650		6,038,636	5,938,315
General and Administrative	4,904,126		1,747,694		6,311,802		3,193,246		11,006,021	7,477,285
Total Operating Expenses	6,876,049		3,045,490		9,599,112		5,680,896		17,044,657	13,415,600
Operating Loss	(6,648,961)		(2,297,693)		(9,100,139)		(4,524,562)		(14,918,810)	(11,264,559)
OTHER INCOME/(EXPENSE)
Interest Expense	(595,309)		(634,650)		(1,118,522)		(1,235,656)		(2,535,701)	(2,526,740)
Gain on Investment							3,421,222		3,421,222
Change in Fair Value of Convertible Notes			9,615,837				9,044,748		14,028,067	(22,764,854)
Change in Fair Value of Warrant Liabilities			1,274,812				1,705,020		736,580	(240,159)
Change in Fair Value of Contingency Liability			457,127				457,127
Other Income/(Expense)	(47,686)		218		(106,342)		592		(11,750)	4,893
Total Other Income/(Expense)	(642,995)		10,713,344		(1,224,864)		13,393,053		15,638,418	(25,526,860)
Income/(Loss) Before Income Taxes	(7,291,956)		8,415,651		(10,325,003)		8,868,491		719,608	(36,791,419)
Income Taxes	(3,122)		(9,150)		(3,122)		(9,150)		(9,150)	(7,000)
Net Income/(Loss)	$ (7,295,078)		$ 8,406,501		$ (10,328,125)		$ 8,859,341		$ 710,458	$ (36,798,419)
Net Income/(Loss) Per Share, Basic (in Dollars per share)	$ (0.77)		$ 19.9		$ (1.16)		$ 20.97		$ 0.05	$ (96.45)
Weighted Average Common Shares Outstanding, Basic (in Shares)	11,000,519	[1]	421,799	[1]	10,335,057	[1]	421,799	[1]	1,281,339	381,543
Net Income / (Loss) Per Share, Diluted (See Note 13) (in Dollars per share)	$ (0.77)		$ 1.29		$ (1.16)		$ (2.44)		$ (1.97)	$ (96.45)
Weighted Average Common Shares Outstanding, Diluted (in Shares)	11,000,519	[1]	4,573,063	[1]	10,335,057	[1]	4,573,063	[1]	7,077,759	381,543
Products
NET SALES
Total Net Sales	$ 1,060,443		$ 1,444,035		$ 1,898,498		$ 2,675,858		$ 6,614,933	$ 5,136,482
COST OF SALES
Total Cost of Sales	1,082,943		1,097,898		1,897,152		2,311,463		6,173,189	4,963,176
Services
NET SALES
Total Net Sales	261,379		398,280		515,307		872,616		1,787,555	2,834,742
COST OF SALES
Total Cost of Sales	$ 11,791		$ (3,380)		$ 17,680		$ 80,677		$ 103,452	$ 857,007

[1]	Includes 100,000 prepaid warrants for the period ended June 30, 2025.